STOCK OPTIONS (Detail Textuals)			1 Months Ended	12 Months Ended
	Sep. 04, 2015 $ / shares shares	Apr. 05, 2015 $ / shares shares	Apr. 29, 2014 Director $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $				$ 147,622	$ 45,840	$ 9,452
Total unrecognized compensation cost related to non-vested stock options | $				$ 80,823	$ 22,557
Weighted average period of compensation cost expected to be recognized				1 year 8 months 5 days
Officer | September 4, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	1,000,000
Exercise price of stock options granted | $ / shares	$ 0.20
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to grant				6,620,230
Method used for calculation of fair value				Black-Scholes option-pricing model
Weighted average grant date fair value of stock options granted | $ / shares				$ 0.158	$ 0.114
Share-based Compensation | $				$ 147,622	$ 45,840	$ 9,452
Stock options | July 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | July 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | July 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		300,000	600,000
Number of directors | Director			2
Vesting period			2 years
Term of options			5 years
Exercise price of stock options granted | $ / shares		$ 0.20	$ 0.20
Stock options | Director | Vested on date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description			one-third vesting on the date of grant
Stock options | Director | Vested on the first anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description			one-third on the first anniversary date
Stock options | Director | Vested on the second anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description			one-third on the second anniversary date
Stock options | Director | July 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | Director | July 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | Director | July 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested		100,000
Stock options | Officer | September 4, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	500,000
Stock options | Officer | September 4, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	250,000
Stock options | Officer | September 4, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	250,000